CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
License	$ 12,300	$ 13,204	$ 15,164
Services	173,336	144,246	120,213
Total Revenues	185,636	157,450	135,377
Cost of revenues:
License	505	883	953
Services	110,687	98,212	84,018
Total cost of revenues	111,192	99,095	84,971
Gross profit	74,444	58,355	50,406
Operating expenses:
Research and development	10,235	11,352	11,846
Selling, marketing, general and administrative	39,859	32,097	26,677
Total operating expenses	50,094	43,449	38,523
Operating income	24,350	14,906	11,883
Financial income, net	163	124	520
Income before taxes on income	24,513	15,030	12,403
Taxes on income	(4,213)	(454)	(811)
Net income	20,300	14,576	11,592
Attributable to non-controlling interests	59	131	(12)
Attributed to redeemable non-controlling interest	1	(18)	0
Adjustment to redeemable non-controlling interest	224	0	0
Net income attributable to Sapiens' shareholders	$ 20,016	$ 14,463	$ 11,604
Net earnings per share attributable to Sapiens' shareholders
Basic (in dollars per share)	$ 0.42	$ 0.31	$ 0.29
Diluted (in dollars per share)	$ 0.41	$ 0.3	$ 0.27